Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Omnicom Group Inc.	112	$6,387

Agriculture — 10.3%
Altria Group Inc.	8,868	348,069
Archer-Daniels-Midland Co.	3,574	132,738
Bunge Ltd.	750	29,753
Darling Ingredients Inc.(a)	609	12,539
Fresh Del Monte Produce Inc.	118	3,364
Philip Morris International Inc.	5,458	407,167
Universal Corp./VA	147	7,111
Vector Group Ltd.	263	2,814

		943,555

Beverages — 26.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	42	19,593
Brown-Forman Corp., Class A	261	14,804
Brown-Forman Corp., Class B, NVS	1,919	119,362
Coca-Cola Co. (The)	19,376	889,165
Coca-Cola Consolidated Inc.	36	8,477
Constellation Brands Inc., Class A	767	126,317
Keurig Dr Pepper Inc.	2,681	70,939
MGP Ingredients Inc.	77	2,905
Molson Coors Beverage Co., Class B	1,050	43,061
Monster Beverage Corp.(a)	3,800	234,878
National Beverage Corp.(a)	105	5,274
PepsiCo Inc.	6,724	889,518

		2,424,293

Chemicals — 1.7%
Balchem Corp.	114	10,173
Ecolab Inc.	292	56,502
FMC Corp.	159	14,612
International Flavors & Fragrances Inc.	489	64,074
Mosaic Co. (The)	495	5,697
Sensient Technologies Corp.	168	8,029

		159,087

Commercial Services — 0.1%
Medifast Inc.	41	3,111
WW International Inc.(a)(b)	126	3,214

		6,325

Computers — 0.0%
ExlService Holdings Inc.(a)	69	4,259

Cosmetics & Personal Care — 10.4%
Colgate-Palmolive Co.	3,549	249,388
Coty Inc., Class A	587	3,199
Edgewell Personal Care Co.(a)	150	4,142
Estee Lauder Companies Inc. (The), Class A	1	176
Procter & Gamble Co. (The)	5,872	692,133

		949,038

Distribution & Wholesale — 0.1%
Core-Mark Holding Co. Inc.	161	4,627

Diversified Financial Services — 0.0%
CME Group Inc.	1	178
Jefferies Financial Group Inc.	2	28

		206

Electric — 0.1%
Entergy Corp.	78	7,450

Security	Shares	Value

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	168	$6,545

Food — 26.9%
B&G Foods Inc.	539	10,467
Beyond Meat Inc.(a)	272	26,925
Calavo Growers Inc.	77	4,466
Cal-Maine Foods Inc.	140	5,811
Campbell Soup Co.	1,646	82,267
Conagra Brands Inc.	4,090	136,770
Flowers Foods Inc.	833	18,559
General Mills Inc.	5,996	359,100
Hain Celestial Group Inc. (The)(a)(b)	728	18,811
Hershey Co. (The)	1,351	178,913
Hormel Foods Corp.	1,815	85,033
Hostess Brands Inc.(a)	455	5,469
Ingredion Inc.	399	32,399
J&J Snack Foods Corp.	91	11,560
JM Smucker Co. (The)	968	111,233
John B Sanfilippo & Son Inc.	63	5,174
Kellogg Co.	2,308	151,174
Kraft Heinz Co. (The)	5,317	161,265
Lamb Weston Holdings Inc.	938	57,556
Lancaster Colony Corp.	119	16,021
McCormick & Co. Inc./MD, NVS(b)	813	127,511
Mondelez International Inc., Class A	8,322	428,084
Performance Food Group Co.(a)	427	12,532
Pilgrim’s Pride Corp.(a)	210	4,620
Post Holdings Inc.(a)(b)	574	52,722
Sanderson Farms Inc.	84	11,436
Seaboard Corp.	1	3,011
Simply Good Foods Co. (The)(a)	502	9,463
Sprouts Farmers Market Inc.(a)	315	6,546
Sysco Corp.(b)	2,492	140,225
Tootsie Roll Industries Inc.	102	3,583
TreeHouse Foods Inc.(a)	448	23,175
Tyson Foods Inc., Class A	2,114	131,470
U.S. Foods Holding Corp.(a)	833	17,909
United Natural Foods Inc.(a)(b)	154	1,639

		2,452,899

Holding Companies - Diversified — 0.1%
Cannae Holdings Inc.(a)	208	6,562

Household Products & Wares — 2.9%
ACCO Brands Corp.	2	15
Central Garden & Pet Co., Class A, NVS(a)	91	2,767
Church & Dwight Co. Inc.	887	62,081
Clorox Co. (The)	439	81,847
Helen of Troy Ltd.(a)	55	9,036
Kimberly-Clark Corp.	747	103,445
Spectrum Brands Holdings Inc.	55	2,368
WD-40 Co..	22	3,834

		265,393

Housewares — 0.2%
Newell Brands Inc.	349	4,844
Scotts Miracle-Gro Co. (The)	98	12,155
Tupperware Brands Corp.	112	361

		17,360

Machinery — 0.2%
AGCO Corp.	161	8,507
Middleby Corp. (The)(a)	119	6,620

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Welbilt Inc.(a)	247	$1,218

		16,345

Manufacturing — 0.1%
AptarGroup Inc.	63	6,746
John Bean Technologies Corp.	84	6,446

		13,192

Packaging & Containers — 2.9%
Amcor PLC(a)	2,910	26,103
Ball Corp.	1,665	109,207
Berry Global Group Inc.(a)	433	17,229
Crown Holdings Inc.(a)	638	41,094
Graphic Packaging Holding Co.	1,553	20,732
O-I Glass Inc.	546	4,499
Packaging Corp. of America	177	17,107
Sealed Air Corp.	301	8,606
Silgan Holdings Inc.	259	8,935
Sonoco Products Co.	294	14,359

		267,871

Pharmaceuticals — 2.4%
Elanco Animal Health Inc.(a)	1,027	25,377
Herbalife Nutrition Ltd.(a)	321	11,989
Neogen Corp.(a)	189	11,830
Perrigo Co. PLC	92	4,904
Prestige Consumer Healthcare Inc.(a)	154	6,266
Zoetis Inc.	1,226	158,534

		218,900

Real Estate Investment Trusts — 1.3%
Americold Realty Trust	670	20,495
Equinix Inc.	142	95,879

		116,374

Retail — 12.2%
BJ’s Restaurants Inc.	43	940
BJ’s Wholesale Club Holdings Inc.(a)	168	4,420
Casey’s General Stores Inc.	77	11,659
Cheesecake Factory Inc. (The)	98	2,185
Chipotle Mexican Grill Inc.(a)	121	106,305
Costco Wholesale Corp.	29	8,787
Cracker Barrel Old Country Store Inc.	35	3,409
Darden Restaurants Inc.	176	12,987
Dunkin’ Brands Group Inc.	317	19,920

Security	Shares	Value

Retail (continued)
Freshpet Inc.(a)(b)	125	$9,426
Jack in the Box Inc.	63	3,799
McDonald’s Corp.	2,204	413,382
Shake Shack Inc., Class A(a)	71	3,870
Starbucks Corp.	4,671	358,406
Texas Roadhouse Inc.	98	4,615
Walmart Inc.	48	5,834
Wendy’s Co. (The)	497	9,871
Wingstop Inc.	63	7,388
Yum China Holdings Inc.	953	46,182
Yum! Brands Inc.	968	83,664

		1,117,049

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	821	7,159

Total Common Stocks — 98.8% (Cost: $8,947,885)		9,010,876

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.89%(c)(d)(e)	335,001	335,369
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.18%(c)(d)	96,000	96,000

		431,369

Total Short-Term Investments — 4.7% (Cost: $431,205)		431,369

Total Investments in Securities — 103.5% (Cost: $9,379,090)		9,442,245

Other Assets, Less Liabilities — (3.5)%		(323,587)

Net Assets — 100.0%		$9,118,658

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	28,007	306,994	335,001	$335,369	$1,059	(b)	$(109)	$164
BlackRock Cash Funds: Treasury, SL Agency Shares	19,000	77,000	96,000	96,000	531		—	—

				$431,369	$1,590		$(109)	$164

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,010,876	$—	$—	$9,010,876
Money Market Funds	431,369	—	—	431,369

	$9,442,245	$—	$—	$9,442,245

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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